OMB APPROVAL
OMB Number: 3235-0578
Expires: February 28, 2006
Estimated average burden
hours per response....20.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Mid-Cap Fund

Portfolio of Investments - September 30, 2005 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 89.1% of net assets

CONSUMER DISCRETIONARY:	15.2%
Cabela's Inc*		262,460	4,821,390
CarMax, Inc.*		145,775	4,558,384
Discovery Holding Co*		213,803	3,087,315
Liz Claiborne		121,450	4,775,414
Mohawk Industries, Inc.*		44,690	3,586,372
Tiffany & Company		79,455	3,159,925

CONSUMER STAPLES:	5.2%
Del Monte Foods*		406,090	4,357,346
Estee Lauder Co		108,765	3,788,285

HEALTHCARE:	9.2%
Charles River Laboratories*		128,890	5,622,182
Community Health Systems*		108,475	4,209,915
Laboratory Corp of America*		93,970	4,577,279

INDUSTRIAL:	15.0%
Cintas		114,940	4,718,287
Dover Corporation		129,805	5,294,746
Expeditors International of Washington, Inc.		89,745	5,095,721
Jacobs Engineering Group		56,525	3,809,785
Waste Management, Inc.		161,975	4,634,105

INSURANCE:	16.6%
Markel Corp*		19,307	6,380,964
Mercury General Corp		103,905	6,233,261
Odyssey Reinsurance Holdings		186,235	4,756,442
White Mountains Insurance		10,398	6,280,392
Willis Group Holding		67,775	2,544,951

MEDIA & ENTERTAINMENT:	14.9%
International Game Technology		189,260	5,110,020
Liberty Global*		192,360	4,953,270
Liberty Media Corp*		602,845	4,852,902
Scripps, Co.		84,240	4,209,473
Valassis Communicatications, Inc.*		112,465	4,383,886

TECHNOLOGY:	11.6%
Check Point Software*		165,195	4,017,542
Fiserv, Inc.*		105,230	4,826,900
Hewitt Associates, Inc.*		211,790	5,777,631
Intuit, Inc.*		80,910	3,625,577

TELECOMMUNICATION:	1.4%
IDT Corporation*		184,315	2,267,075

TOTAL COMMON STOCKS (Cost $125,247,492)			$140,316,737

REPURCHASE AGREEMENT: 9.1% of net assets
With Morgan Stanley and Company issued 9/30/05 at 3.14%, due 10/03/05, collateralized by $14,766,202 in United States Treasury Note due 8/15/26. Proceeds at maturity are $14,408,769 (Cost $14,405,000).			14,405,000

TOTAL INVESTMENTS: 98.2% of net assets (Cost $139,652,492)			$154,721,737

CASH AND RECEIVABLES LESS LIABILITIES: 1.8% of net assets			2,899,412

NET ASSETS: 100.00%			$157,621,149

*Non-income producing

Mosaic Investors Fund

Portfolio of Investments - September 30, 2005 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 97.7% of net assets

CONSUMER DISCRETIONARY:	21.1%
Coca Cola Co		78,840	3,405,100
Costco Wholesale Corp		85,370	3,678,593
Harley Davidson Inc		70,605	3,420,106
Liz Claiborne		88,190	3,467,631
McDonald's Corp		101,380	3,395,216
Mohawk Industries Inc*		38,065	3,054,716
Target Corp		50,000	2,596,500
Wal-Mart Stores		125,825	5,513,651

CONSUMER STAPLES:	4.6%
Estee Lauder Co		98,790	3,440,856
Walgreen Co		63,735	2,769,286

FINANCIAL SERVICES:	12.1%
Citigroup Inc		128,560	5,852,051
Morgan Stanley		94,595	5,102,454
Wells Fargo Co		93,745	5,490,645

HEALTHCARE:	12.7%
Charles River Laboratories*		61,900	2,700,078
Health Management Associates		165,840	3,892,265
Johnson & Johnson		79,225	5,013,358
Novartis		109,585	5,588,835

INDUSTRIAL:	6.5%
Dover Corp		110,610	4,511,782
Waste Management Inc.		150,650	4,310,096

INSURANCE:	9.0%
Berkshire Hathaway*		2,363	6,453,353
MGIC Investment Corp		74,780	4,800,876
Willis Group Holding		23,580	885,429

MEDIA & ENTERTAINMENT:	12.0%
Comcast Corp*		211,550	6,088,409
Liberty Media Corp*		653,055	5,257,093
Viacom		150,035	4,952,655

TECHNOLOGY:	19.7%
Check Point Software*		129,155	3,141,050
Cisco Systems Inc*		265,000	4,751,450
First Data Corp		146,170	5,846,800
Fiserv Inc*		78,940	3,620,978
Microsoft Corp		222,335	5,720,680
Symantec Corp		162,065	3,672,393

TOTAL COMMON STOCKS (Cost $120,411,764)			$132,394,385

REPURCHASE AGREEMENT: 1.9% of net assets
With Morgan Stanley and Company issued 9/30/05 at 3.14%, due 10/03/05, collateralized by $2,668,270 in United States Treasury Note dues 8/15/26. Proceeds at maturity are $2,603,681 (Cost $2,603,000).			2,603,000

TOTAL INVESTMENTS: 99.6% of net assets (Cost $123,014,764)			$134,997,385

CASH AND RECEIVABLES LESS LIABILITIES: 0.4% of net assets			503,221

NET ASSETS: 100.00%			$135,500,606

*Non-income producing

Mosaic Balanced Fund

Portfolio of Investments - September 30, 2005 (unaudited)

			Number of Shares	Market Value
COMMON STOCKS: 64.7% of net assets

CONSUMER DISCRETIONARY:		13.6%
	Coca Cola Co		7,910	341,633
	Costco Wholesale Corp		7,235	311,756
	Harley Davidson Inc		6,940	336,174
	Liz Claiborne		9,045	355,649
	McDonald's Corp		10,175	340,761
	Mohawk Industries Inc*		3,095	248,374
	Target Corp		5,400	280,422
	Wal-Mart Stores		12,500	547,750

CONSUMER STAPLES:		3.0%
	Estee Lauder Co		9,995	348,126
	Walgreen Co		5,935	257,876

FINANCIAL SERVICES:		7.7%
	Citigroup, Inc		12,390	563,993
	Morgan Stanley		9,250	498,945
	Wells Fargo Co		8,380	490,817

HEALTHCARE:		8.1%
	Charles River Laboratories*		6,210	270,880
	Health Management Associates		16,525	387,842
	Johnson & Johnson		7,705	487,572
	Novartis		9,700	494,700

INDUSTRIAL:		4.5%
	Dover Corp		11,800	481,322
	Waste Management Inc.		15,005	429,293

INSURANCE:		6.0%
	Berkshire Hathaway*		259	707,329
	MGIC Investment Corp		6,170	396,114
	Willis Group Holding		2,810	105,516

MEDIA & ENTERTAINMENT:		8.1%
	Comcast Corp*		18,755	539,769
	Liberty Media Corp*		62,450	502,722
	Viacom		18,250	602,432

TECHNOLOGY:		13.7%
	Check Point Software*		13,860	337,075
	Cisco Systems Inc*		22,665	406,383
	First Data Corp		17,900	716,000
	Fiserv Inc*		8,075	370,400
	Microsoft Corp		23,135	595,264
	Symantec Corp		15,415	349,304

TOTAL COMMON STOCKS (Cost $11,827,373)				$13,102,193

		Principal Amount
DEBT INSTRUMENTS: 31.3% of net assets

CORPORATE OBLIGATIONS:

CONSUMER GOODS:	1.0%
Wal-Mart Stores, 4.75%, 8/15/10		200,000	200,341

CONSUMER STAPLES:	0.7%
Kraft Foods, Inc. 4.625%, 11/1/06		150,000	150,091

FINANCIALS:	7.0%
Countrywide Home Loan, 5.625%, 5/15/07		210,000	213,126
General Electric, 4.625%, 9/15/09		200,000	199,984
Goldman Sachs, 7.35%, 10/1/09		180,000	196,584
Household Finance Co., 7.875%, 3/1/07		200,000	208,846
International Lease Finance, 4.875%, 9/1/10		200,000	199,236
MGIC Investment Corp., 6%, 3/15/07		200,000	203,484
United Healthcare Group, 5%, 8/15/14		200,000	201,340

INDUSTRIAL:	1.7%
Daimler Chrysler, 7.2%, 9/1/09		200,000	213,549
Ford Motor Credit, 6.875%, 2/1/06		125,000	125,521

OIL:	1.0%
Marathon Oil Corp., 5.375%, 6/1/07		200,000	202,255

TECHNOLOGY:	3.0%
Computer Sciences Co., 3.5%, 4/15/08		200,000	194,293
Hewlett-Packard Co., 5.5%, 7/1/07		200,000	203,144
Lexmark Intl, 6.75%, 5/15/08		200,000	208,733

TELECOMMUNICATIONS:	2.6%
AT & T Broadband, 8.375%, 3/15/13		200,000	236,971
Sprint Capital Corp, 6.125%, 11/15/08		125,000	129,894
Verizon New England, 6.5%, 9/15/11		150,000	159,832

US TREASURY & AGENCY OBLIGATIONS	14.3%
Fannie Mae, 6.0%, 12/15/05		400,000	401,575
Fannie Mae, 3.25%, 8/15/08		400,000	387,540
Freddie Mac, 3.50%, 9/15/07		370,000	364,462
US Treasury Notes, 4.625%, 5/15/06		400,000	401,516
US Treasury Notes, 3.625%, 7/15/09		350,000	343,069
US Treasury Notes, 4.0%, 3/15/10		550,000	545,274
US Treasury Notes, 5.0%, 8/15/11		290,000	301,430
US Treasury Notes, 4.0%, 3/15/14		150,000	146,649

TOTAL DEBT INSTRUMENTS (Cost $6,344,344)			$6,338,739

REPURCHASE AGREEMENT: 3.4% of net assets
With Morgan Stanley and Company issued 9/30/05 at 3.14%, due 10/03/05, collateralized by $699,101 in United States Treasury Note due 8/15/26. Proceeds at maturity are $682,178 (Cost $682,000).			682,000

TOTAL INVESTMENTS: 99.4% of net assets (Cost $18,853,717)			$20,122,932

CASH AND RECEIVABLES LESS LIABILITIES: .6% of net assets			113,071

NET ASSETS: 100.00%			$20,236,003

*Non-income producing

Mosaic Foresight Fund

Portfolio of Investments - September 30, 2005 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 95.7% of net assets

CONSUMER DISCRETIONARY:	18.2%
Coca Cola Co		2,745	118,557
Harley-Davidson Inc		2,475	119,889
Liz Claiborne		3,225	126,807
McDonald' Corp		3,515	117,717
Mohawk Industries*		1,160	93,090
Target Corporation		2,025	105,158
Wal-Mart Stores		4,005	175,499

CONSUMER STAPLES:	6.6%
Costco Wholesale Corp		2,135	91,997
Estee Lauder Co		3,595	125,214
Walgreen Co		2,115	91,897

FINANCIAL SERVICES:	13.5%
Citigroup, Inc		4,475	203,702
Freddie Mac		1,375	77,633
Morgan Stanley		3,330	179,620
Wells Fargo		2,995	175,417

HEALTHCARE:	12.2%
Charles River Laboratories*		2,155	94,001
Health Management Associates		5,545	130,141
Johnson & Johnson		2,755	174,337
Novartis		3,460	176,460

INDUSTRIAL:	6.7%
Dover Corp		4,120	168,055
Waste Management Inc		5,085	145,482

INSURANCE:	7.7%
Berkshire Hathaway*		71	193,901
MGIC Investment Corp		2,155	138,351
Willis Group Holding		775	29,101

MEDIA & ENTERTAINMENT:	11.3%
Comcast Corp*		6,740	193,977
Liberty Media Corp*		21,265	171,183
Viacom		5,100	168,351

TECHNOLOGY:	19.5%
Check Point Software*		4,910	119,411
Cisco Systems, Inc.*		7,385	132,413
First Data Corp		5,045	201,800
Fiserv Inc.*		2,805	128,665
Microsoft Corp		8,280	213,045
Symantec Corp		5,480	124,177

TOTAL COMMON STOCKS (Cost $4,391,420)			$4,505,048

REPURCHASE AGREEMENT: 3.9% of net assets
With Morgan Stanley and Company issued 9/30/05 at 3.14%, due 10/03/05, collateralized by $187,589 in United States Treasury Notes due 8/15/26. Proceeds at maturity are $183,048 (Cost $183,000).			183,000

TOTAL INVESTMENTS: 99.6% of net assets (Cost $4,574,420)			$4,688,048

CASH AND RECEIVABLES LESS LIABILITIES: 0.4% of net assets			18,130

NET ASSETS: 100.00%			$4,706,178

*Non-income producing

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Equity Trust

By: (signature)

W. Richard Mason, Secretary

Date: November 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: November 1, 2005

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 1, 2005